Note 12 - Property and Equipment and Leases - Schedule of Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance, Property and equipment and leases	$ 1,448	$ 1,448
Additions	43	0
Balance, Property and equipment and leases	1,491	1,448
Balance, accumulated depreciation	964	773
Depreciation and amortization	179	191
Balance, accumulated depreciation	1,143	964
Balance, Carrying amounts	348	484
Office and computer equipment [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	489	487
Additions	0	2
Balance, Property and equipment and leases	489	489
Balance, accumulated depreciation	468	460
Depreciation and amortization	6	8
Balance, accumulated depreciation	474	468
Balance, Carrying amounts	15	21
Mining assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	414	411
Additions	35	3
Balance, Property and equipment and leases	449	414
Balance, accumulated depreciation	156	111
Depreciation and amortization	43	45
Balance, accumulated depreciation	199	156
Balance, Carrying amounts	250	258
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	545	550
Additions	8	(5)
Balance, Property and equipment and leases	553	545
Balance, accumulated depreciation	340	202
Depreciation and amortization	130	138
Balance, accumulated depreciation	470	340
Balance, Carrying amounts	$ 83	$ 205